CONSOLIDATED STATEMENTS OF CASH FLOW - Cash information - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents consist of
Cash	$ 814,150	$ 161	$ 175
Cash equivalents	1,698	800	1,599
Total cash and cash equivalents	$ 815,848	$ 961	$ 1,774